Note 23 - Shareholders' Equity - Summary of Impact of Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Expense	$ 1,363	$ 21,973
Liability	11,444	28,184
Stock options [member]
Statement Line Items [Line Items]
Expense	1,676	2,078
Liability	0	0
Performance share units [member]
Statement Line Items [Line Items]
Expense	(1,654)	16,883
Liability	7,054	22,316
Deferred share units [member]
Statement Line Items [Line Items]
Expense	(874)	1,632
Liability	2,936	3,780
Restricted share units [member]
Statement Line Items [Line Items]
Expense	2,215	1,380
Liability	$ 1,454	$ 2,088